Financial instruments - Summary of presents the significant items in the original currencies exposed to currency risk (Detail) € in Thousands, $ in Thousands, $ in Thousands	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2020 EUR (€)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 CAD ($)	Nov. 30, 2019 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	$ 12,737			$ 28,661
Trade and other receivables	12,430			10,116
Tax credits and grants receivable	755			0
Accounts payable and accrued liabilities	$ (34,815)			$ (31,173)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash		$ 871	€ 36		$ 740	€ 533
Bonds and money market funds		821			6,982
Trade and other receivables		522	1,052		328	447
Tax credits and grants receivable		942	25
Accounts payable and accrued liabilities		(4,937)	(4,496)		(5,101)	(793)
Lease liabilities		(2,109)	(1,138)
Total exposure		$ (3,890)	€ (4,521)		$ 2,949	€ 187